Segment Reporting (Tables)	12 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Schedule of Group’s Operations by Business Segment

The following table shows the Group’s operations by business segment for the years ended June 30, 2023, 2024 and 2025.

	Year ended June 30, 2025
	Insurance Agency	Wealth Management	Consolidated	Consolidated
	RMB	RMB	RMB	US$
Total revenues	727,538	53,678	781,216	109,052
Operating costs and expenses:
Cost of revenues	(391,102)	(6,257)	(397,359)	(55,469)
Payroll expense and employee benefit expenses	(276,546)	(38,480)	(315,026)	(43,976)
Share-based compensation	(33,425)	(39,674)	(73,099)	(10,204)
Amortization expense	(91,524)	(705)	(92,229)	(12,875)
Rental expense	(50,446)	(3,684)	(54,130)	(7,556)
Impairment loss	(441,298)	-	(441,298)	(61,603)
Others operating expenses	(71,106)	(28,310)	(99,416)	(13,877)
Total operating costs and expenses	(1,355,447)	(117,110)	(1,472,557)	(205,560)
Operating loss	(627,909)	(63,432)	(691,341)	(96,508)

Gains or loss from fair value change	(431)	152	(279)	(39)
Investment income	27,041	461	27,502	3,839
Gains from the disposal of subsidiaries	897,398	-	897,398	125,272
Derecognition of a contingent consideration	(22,267)	-	(22,267)	(3,108)
Interest income	23,497	9,364	32,861	4,587
Financial cost	(4,562)	(2)	(4,564)	(637)
Others, net	(489,063)	(102,613)	(591,676)	(82,595)
Loss before income taxes and share of loss of affiliates	(196,296)	(156,070)	(352,366)	(49,189)
Income tax benefit	8,458	11,184	19,642	2,742
Share of loss of affiliates	(3,834)	-	(3,834)	(535)
Net loss	(191,672)	(144,886)	(336,558)	(46,982)
	Year ended June 30, 2024
	Insurance Agency	Wealth Management	Consolidated
	RMB	RMB	RMB
Total revenues	900,246	62,966	963,212
Operating costs and expenses:
Cost of revenues	(551,247)	(17,031)	(568,278)
Payroll expense and employee benefit expenses	(199,760)	(60,531)	(260,291)
Share-based compensation	(20,988)	(2,347)	(23,335)
Amortization expense	(49,960)	(877)	(50,837)
Rental expense	(30,759)	(4,923)	(35,682)
Impairment loss	(426,410)	-	(426,410)
Others operating expenses	(36,471)	(25,369)	(61,840)
Total operating costs and expenses	(1,315,595)	(111,078)	(1,426,673)
Operating loss	(415,349)	(48,112)	(463,461)

Gains or loss from fair value change	(73,761)	-	(73,761)
Investment income	21,493	523	22,016
Interest income	8,217	8,993	17,210
Financial cost	(959)	-	(959)
others, net	(292)	(1,857)	(2,149)
Loss before income taxes and share of loss of affiliates	(460,651)	(40,453)	(501,104)
Income tax expense	3,151	(16,677)	(13,526)
Share of loss of affiliates	(1,218)	-	(1,218)
Net loss	(458,718)	(57,130)	(515,848)

	Year ended June 30, 2023
	Insurance Agency	Wealth Management	Consolidated
	RMB	RMB	RMB
Total revenues	-	114,440	114,440
Operating costs and expenses:
Cost of revenues	-	(16,136)	(16,136)
Payroll expense and employee benefit expenses	-	(98,618)	(98,618)
Amortization expense		(848)	(848)
Rental expense		(10,510)	(10,510)
Others operating expenses	-	(47,132)	(47,132)
Total operating costs and expenses	-	(173,244)	(173,244)
Operating loss	-	(58,804)	(58,804)

Investment income	-	13,561	13,561
Interest income	-	8,591	8,591
others, net	-	1,660	1,660
Loss before income taxes and share of loss of affiliates	-	(34,992)	(34,992)
Income tax benefit (expense)	-	(8,585)	(8,585)
Net loss	-	(43,577)	(43,577)